Impairment losses and goodwill - Goodwill - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in goodwill [abstract]
Opening balance	€ 23,113	€ 24,192
Impairment of goodwill		(817)	€ (3,702)
Closing balance	23,775	23,113	24,192
ROMANIA
Changes in goodwill [abstract]
Impairment of goodwill		(789)
Gross carrying amount [member]
Changes in goodwill [abstract]
Opening balance	33,140	33,626	33,273
Acquisitions	675	(206)	266
Disposals			(4)
Translation adjustment	71	(280)	91
Closing balance	33,886	33,140	33,626
Accumulated impairment [member]
Changes in goodwill [abstract]
Opening balance	(10,028)	(9,435)	(5,678)
Impairment of goodwill		(817)	(3,702)
Translation adjustment	(84)	225	(55)
Closing balance	€ (10,112)	€ (10,028)	€ (9,435)